Business Combinations - MTN telecom towers in South Africa (Details) $ in Thousands		7 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Number of business acquired			2
Revenue - postacquisition			$ 1,970,000
Loss after tax of combined entity			$ (466,000)
MTN telecom towers in South Africa
Disclosure of detailed information about business combination [line items]
Number of Towers Acquired	5,691
Number of service sites to which entity is providing Managed Services after acquisition	7,100
Proportion of ownership interest in subsidiary			100.00%
Goodwill deductible for tax purpose	$ 0
Gross consideration	421,239
Net cash consideration	421,239
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	251,683
Customer related intangible asset	127,957
Network related intangible asset	67,837
Right of use asset	211,315
Lease liabilities	(211,315)
Deferred tax	(52,864)
Provisions for other liabilities and charges	(34,419)
Total identifiable net assets acquired	360,194
Goodwill	$ 61,045
Revenue - post-acquisition		$ 71,398
Profit (Loss) - post-acquisition		$ (21,975)
MTN telecom towers in South Africa | After transfer of non-controlling interests
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			70.00%
Proportion of ownership interests held by non-controlling interests			30.00%